Schedule of property and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold equipment	Shorter of the lease term or 5 years